Annual Total Returns - Templeton Global Total Return Fund [BarChart] - Templeton Income Trust-25 - Templeton Global Total Return Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.08%)
Annual Return 2012	19.03%
Annual Return 2013	3.55%
Annual Return 2014	0.37%
Annual Return 2015	(4.88%)
Annual Return 2016	8.41%
Annual Return 2017	2.83%
Annual Return 2018	1.69%
Annual Return 2019	1.21%
Annual Return 2020	(5.32%)